Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	21 Months Ended	24 Months Ended	31 Months Ended	39 Months Ended	43 Months Ended	55 Months Ended		60 Months Ended	71 Months Ended	72 Months Ended	75 Months Ended	79 Months Ended	88 Months Ended	90 Months Ended	101 Months Ended	117 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000106878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000106876
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000210083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000141929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000133234
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000087775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000098688
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000087422
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000087423
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000072477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000087875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000087428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000140043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000150700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000140044
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000108733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000108737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000087779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000218229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000087424
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000108740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000145378
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000108744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000244562
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000244564
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000255123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000219745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000219747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000219749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000170246
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000174221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000199548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000217590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000211558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000168438
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000259095
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000247094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000232534
Average Annual Return [Line Items]
Average Annual Return, Percent	1.54%							1.17%
Without Sales Load [Member] | C000106878
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.27%)									1.84%									6.50%
Without Sales Load [Member] | C000106876
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%									6.64%									9.02%
Without Sales Load [Member] | C000210083
Average Annual Return [Line Items]
Average Annual Return, Percent	32.47%									15.58%						12.99%
Without Sales Load [Member] | C000141929
Average Annual Return [Line Items]
Average Annual Return, Percent	24.34%									12.68%									12.25%
Without Sales Load [Member] | C000133234
Average Annual Return [Line Items]
Average Annual Return, Percent	43.20%									22.34%									16.64%
Without Sales Load [Member] | C000087775
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.01%)									(2.39%)									4.62%
Without Sales Load [Member] | C000098688
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.51%)									(2.79%)									3.47%
Without Sales Load [Member] | C000087422
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.57%)									(6.97%)									0.43%
Without Sales Load [Member] | C000087423
Average Annual Return [Line Items]
Average Annual Return, Percent	(25.52%)									(6.73%)									(4.53%)
Without Sales Load [Member] | C000072477
Average Annual Return [Line Items]
Average Annual Return, Percent	74.84%									33.35%									14.53%
Without Sales Load [Member] | C000087875
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.30%)									(2.79%)									(3.52%)
Without Sales Load [Member] | C000087428
Average Annual Return [Line Items]
Average Annual Return, Percent	45.60%									18.11%									12.46%
Without Sales Load [Member] | C000140043
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.11%)									1.72%									2.35%
Without Sales Load [Member] | C000150700
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%									1.31%									8.58%
Without Sales Load [Member] | C000140044
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%									9.64%									5.43%
Without Sales Load [Member] | C000108733
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%									2.33%									9.49%
Without Sales Load [Member] | C000108737
Average Annual Return [Line Items]
Average Annual Return, Percent	32.25%									5.09%									9.09%
Without Sales Load [Member] | C000087779
Average Annual Return [Line Items]
Average Annual Return, Percent	26.49%									8.22%									9.60%
Without Sales Load [Member] | C000218229
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%									7.85%		12.24%
Without Sales Load [Member] | C000087424
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%									(3.13%)									3.18%
Without Sales Load [Member] | C000108740
Average Annual Return [Line Items]
Average Annual Return, Percent	37.42%									10.26%									10.17%
Without Sales Load [Member] | C000145378
Average Annual Return [Line Items]
Average Annual Return, Percent	20.41%									12.19%									8.48%
Without Sales Load [Member] | C000108744
Average Annual Return [Line Items]
Average Annual Return, Percent	17.54%									1.45%									5.53%
Without Sales Load [Member] | C000244562
Average Annual Return [Line Items]
Average Annual Return, Percent	46.56%			30.61%
Without Sales Load [Member] | C000244564
Average Annual Return [Line Items]
Average Annual Return, Percent	56.70%			36.38%
Without Sales Load [Member] | C000255123
Average Annual Return [Line Items]
Average Annual Return, Percent	23.20%		15.80%
Without Sales Load [Member] | C000242847
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%					19.84%
Without Sales Load [Member] | C000219745
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%									7.33%			11.55%
Without Sales Load [Member] | C000219747
Average Annual Return [Line Items]
Average Annual Return, Percent	36.97%									7.67%	11.11%
Without Sales Load [Member] | C000219749
Average Annual Return [Line Items]
Average Annual Return, Percent	22.67%									13.60%			18.46%
Without Sales Load [Member] | C000170246
Average Annual Return [Line Items]
Average Annual Return, Percent	21.19%									8.95%									9.53%
Without Sales Load [Member] | C000174221
Average Annual Return [Line Items]
Average Annual Return, Percent	20.58%									11.61%								15.39%
Without Sales Load [Member] | C000240124
Average Annual Return [Line Items]
Average Annual Return, Percent	18.99%						26.59%
Without Sales Load [Member] | C000199548
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%									7.72%							10.89%
Without Sales Load [Member] | C000240126
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%						13.46%
Without Sales Load [Member] | C000217590
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%									2.60%				5.70%
Without Sales Load [Member] | C000211558
Average Annual Return [Line Items]
Average Annual Return, Percent	23.04%									12.94%					16.60%
Without Sales Load [Member] | C000168438
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%									0.33%									8.42%
Without Sales Load [Member] | C000259095
Average Annual Return [Line Items]
Average Annual Return, Percent	23.26%	30.54%
Without Sales Load [Member] | C000232922
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%								11.40%
Without Sales Load [Member] | C000247094
Average Annual Return [Line Items]
Average Annual Return, Percent	18.58%				17.93%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%							10.63%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI All Country World ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%						10.39%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%									9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%									9.64%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%									9.29%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%									9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%									9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%									9.64%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%		9.94%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%									9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%									9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%									9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%									9.64%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%			29.25%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%			29.25%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.35%		19.12%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	20.02%					21.53%
MSCI All Country World ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%			12.85%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%	10.37%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	20.02%									12.32%			17.15%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%									9.37%									9.64%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	20.02%									12.32%								15.62%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	20.02%						21.09%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	20.02%									12.32%							15.30%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	20.02%						21.09%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%									8.18%				9.76%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	20.02%									12.32%					16.10%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.35%									10.88%									12.58%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.35%	27.42%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	20.02%								13.81%
MSCI All Country World ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%				22.61%
MSCI China Technology Sub-Industries Select Capped Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Technology Sub-Industries Select Capped Index (Net)
Average Annual Return, Percent	3.35%							1.93%
MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index (Net)
Average Annual Return, Percent	(3.79%)									3.08%									7.87%
MSCI India Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Small Cap Index (Net)
Average Annual Return, Percent	4.81%									9.42%									11.34%
MSCI Japan Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Value Index (Net)
Average Annual Return, Percent	32.07%									15.69%						13.08%
MSCI EMU 100% Hedged to USD Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EMU 100% Hedged to USD Index (Net)
Average Annual Return, Percent	24.67%									12.66%									12.29%
MSCI Japan 100% Hedged to USD Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan 100% Hedged to USD Index (Net)
Average Annual Return, Percent	43.42%									23.05%									17.34%
MSCI Brazil Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Brazil Small Cap Index (Net)
Average Annual Return, Percent	(0.51%)									(2.04%)									5.34%
MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index (Net)
Average Annual Return, Percent	(6.11%)									(2.20%)									4.10%
MSCI China Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Small Cap Index (Net)
Average Annual Return, Percent	(18.62%)									(9.01%)									(1.09%)
MSCI Indonesia IMI 25/50 Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Indonesia IMI 25/50 Index (Spliced)
Average Annual Return, Percent	(26.04%)									(6.58%)									(4.17%)
MSCI All Peru Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Peru Capped Index (Net)
Average Annual Return, Percent	75.77%									34.18%									15.02%
MSCI Philippines IMI 25/50 Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Philippines IMI 25/50 Index (Spliced)
Average Annual Return, Percent	(4.71%)									(2.10%)									(2.84%)
MSCI Poland IMI 25/50 Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Poland IMI 25/50 Index
Average Annual Return, Percent	46.29%									18.43%									12.92%
MSCI All Qatar Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Qatar Capped Index
Average Annual Return, Percent	(8.58%)									2.16%									3.01%
MSCI Saudi Arabia IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Saudi Arabia IMI 25/50 Index (Net)
Average Annual Return, Percent	6.90%									2.11%									9.40%
MSCI All UAE Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All UAE Capped Index
Average Annual Return, Percent	5.32%									10.44%									6.25%
MSCI Denmark IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Denmark IMI 25/50 Index (Net)
Average Annual Return, Percent	11.03%									2.66%									9.81%
MSCI Finland IMI 25/50 Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Finland IMI 25/50 Index
Average Annual Return, Percent	33.21%									5.53%									9.66%
MSCI All Ireland Capped Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Ireland Capped Index
Average Annual Return, Percent	27.89%									9.18%									10.49%
MSCI All Kuwait Select Size Liquidity Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Kuwait Select Size Liquidity Capped Index (Net)
Average Annual Return, Percent	4.43%									8.62%		13.04%
MSCI New Zealand All Cap Top 25 Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI New Zealand All Cap Top 25 Capped Index (Spliced)
Average Annual Return, Percent	9.84%									(2.63%)									3.67%
MSCI Norway IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Norway IMI 25/50 Index (Net)
Average Annual Return, Percent	36.68%									10.54%									10.51%
MSCI United Kingdom Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Index (Net)
Average Annual Return, Percent	22.09%									12.96%									9.15%
MSCI United Kingdom Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Small Cap Index (Net)
Average Annual Return, Percent	19.41%									2.23%									6.27%
MSCI Emerging Markets Quality Factor Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Quality Factor Select Index (Net)
Average Annual Return, Percent	48.78%			31.75%
MSCI Emerging Markets Value Factor Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Value Factor Select Index (Net)
Average Annual Return, Percent	58.94%			37.48%
MSCI ACWI Quality Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Quality Index (Net)
Average Annual Return, Percent	23.20%		15.76%
MSCI USA Extended Climate Action Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended Climate Action Index
Average Annual Return, Percent	15.08%					19.95%
MSCI EAFE Choice ESG Screened Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Choice ESG Screened Index (Net)
Average Annual Return, Percent	22.05%									7.26%			11.53%
MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net)
Average Annual Return, Percent	37.54%									7.91%	11.47%
MSCI USA Choice ESG Screened Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Choice ESG Screened Index
Average Annual Return, Percent	22.79%									13.71%			18.62%
MSCI EAFE Extended ESG Focus Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Extended ESG Focus Index (Spliced)
Average Annual Return, Percent	21.25%									8.95%									9.58%
MSCI USA Extended ESG Focus Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Focus Index (Spliced)
Average Annual Return, Percent	20.83%									11.77%								15.59%
MSCI USA Growth Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Growth Extended ESG Focus Index
Average Annual Return, Percent	19.16%						26.78%
MSCI USA Small Cap Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Small Cap Extended ESG Focus Index
Average Annual Return, Percent	25.11%									7.83%							11.04%
MSCI USA Value Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Extended ESG Focus Index
Average Annual Return, Percent	21.84%						13.68%
MSCI EM Extended ESG Leaders 5% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net)
Average Annual Return, Percent	15.52%									2.80%				6.03%
MSCI USA Extended ESG Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Leaders Index
Average Annual Return, Percent	23.17%									13.04%					16.73%
MSCI ACWI Sustainable Development Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Sustainable Development Index (Net)
Average Annual Return, Percent	16.35%									0.40%									8.57%
MSCI World Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Average Annual Return, Percent	22.86%	30.20%
MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Average Annual Return, Percent	14.93%								11.49%
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net)
Average Annual Return, Percent	18.19%				18.00%